Note 22 - Loss Per Share	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
Note 22:	Loss per share

For the years ended December 31, 2025 and 2024, the weighted average number of shares outstanding and loss per share were as follows:

	Years ended December 31
	2025	2024
Net loss	$6,459	$108,138
Weighted average basic number of shares outstanding	167,732,678	149,019,020
Basic loss per share	$0.04	$0.73
Weighted average diluted number of shares outstanding	167,732,678	149,019,020
Diluted loss per share	$0.04	$0.73

All of the outstanding share options and share purchase warrants at December 31, 2025 were anti-dilutive for the period then ended as the Company was in a loss position.